Deposits and other borrowings - Certificates of deposit and term deposits (Details) - Australia $ in Millions	Sep. 30, 2020 AUD ($)
Deposits and other borrowings
Certificates of deposit greater than US$100,000	$ 25,647
Term deposits greater than US$100,000	108,519
Less Than 3 Months
Deposits and other borrowings
Certificates of deposit greater than US$100,000	13,363
Term deposits greater than US$100,000	61,663
Between 3 and 6 Months
Deposits and other borrowings
Certificates of deposit greater than US$100,000	11,440
Term deposits greater than US$100,000	18,001
Between 6 Months and 1 Year
Deposits and other borrowings
Certificates of deposit greater than US$100,000	817
Term deposits greater than US$100,000	24,315
Over 1 Year
Deposits and other borrowings
Certificates of deposit greater than US$100,000	27
Term deposits greater than US$100,000	$ 4,540